UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Emerging Markets Opportunity Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Emerging Markets Opportunity Fund
February 28, 2007 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)

Argentina--.4%
BBVA Banco Frances, ADR	5,500	64,295
Brazil--8.9%
American Banknote	5,100	46,156
Banco Bradesco, ADR	3,000	110,370
Cia de Bebidas das Americas (AmBev), ADR	800	36,784
Cia de Bebidas das Americas (AmBev), ADR (Preferred)	900	43,533
Cia Vale do Rio Doce (CVRD), ADR	2,400	81,888
Cia Vale do Rio Doce (CVRD), ADR (Preferred)	7,600	224,580
EDP - Energias do Brasil	3,200	50,379
Empresa Brasileira de Aeronautica, ADR	2,000	90,700
Equatorial Energia	5,600 a	49,599
GVT Holding	3,900 a	40,057
Lojas Renner	2,400	33,814
Petroleo Brasileiro, ADR	800	72,320
Petroleo Brasileiro, ADR (Preferred)	5,000	407,900
Positivo Informatica	2,500 a	30,639
		1,318,719
China--9.4%
China Communications Construction, Cl. H	90,000 a	111,273
China Construction Bank, Cl. H	242,000	135,663
China Life Insurance, Cl. H	69,000	185,455
China Merchants Bank, Cl. H	59,000 a	119,915
China Petroleum & Chemical, ADR	100	7,963
China Petroleum & Chemical, Cl. H	128,000	102,555
China Shenhua Energy, Cl. H	50,000	126,965
Datang International Power Generation, Cl. H	144,000	145,600
Industrial & Commercial Bank of China, Cl. H	287,000 a	158,318
PetroChina, Cl. H	140,000	164,132
Zijin Mining Group, Cl. H	208,000	139,231
		1,397,070
Egypt--.8%
Commercial International Bank, GDR	4,100	39,360
Orascom Construction, GDR	756	72,576
		111,936
Hong Kong--4.0%
China Mobile	28,500	264,821
China Mobile, ADR	4,500	208,935
Shangri-La Asia	48,000	124,098
		597,854
Hungary--.8%
Matav RT, ADR	1,600	38,432
MOL Hungarian Oil, ADR	800	85,200
		123,632
India--1.7%
Bharat Heavy Electricals	1,630	80,276
Reliance Industries	1,800	55,127
Reliance Industries, GDR	500 b	30,900
Tata Motors, ADR	4,700	86,997
		253,300
Luxembourg--1.4%
Tenaris, ADR	4,600	208,886
Malaysia--5.0%
Bumiputra-Commerce Holdings	58,300	155,611
Genting	9,100	92,221

IOI	8,900	49,035
Malayan Banking	19,000	67,799
Maxis Communications	37,800	126,252
Public Bank	31,300	82,204
Resorts World	17,600	75,364
Sime Darby	17,900	39,857
Tenaga Nasional	14,400	49,329
		737,672
Marshall Islands--.4%
Omega Navigation Enterprises, Cl. A	4,100	59,819
Mexico--5.9%
America Movil, ADR, Ser. L	6,800	297,840
Cemex (Units)	30,800 a	104,870
Corporacion GEO, Ser. B	25,100 a	135,957
Grupo Modelo, Ser. C	30,900	156,723
Wal-Mart de Mexico, Ser. V	46,200	177,862
		873,252
Peru--1.5%
Credicorp	4,700	225,083
Philippines--.6%
Ayala	3,140	36,406
PNOC Energy Development Corporation	416,000 a	49,954
		86,360
Poland--1.5%
Bank Pekao	834	64,832
KGHM Polska Miedz	580	17,612
Powszechna Kasa Oszczednosci Bank Polski	6,312	95,141
Telekomunikacja Polska	4,879 a	37,200
		214,785
Russia--12.3%
Cherepovets MK Severstal	10,500	143,325
Gazprom, ADR	18,430	750,470
LUKOIL, ADR	4,600	364,780
MMC Norilsk Nickel, ADR	1,130	200,575
Mobile Telesystems, ADR	3,400	174,420
Polymetal, GDR	5,950 a	43,435
RAO Unified Energy System of Russia, GDR	1,200	142,440
		1,819,445
South Africa--3.4%
Anglo Platinum	260	37,014
FirstRand	13,744	45,497
Gold Fields	4,341	74,976
Impala Platinum Holdings	1,826	51,991
Mittal Steel South Africa	2,100	31,885
MTN Group	7,658	93,145
Murray & Roberts Holdings	10,100	74,825
Sasol	747	24,057
Standard Bank Group	2,588	35,949
Truworths International	7,312	34,362
		503,701
South Korea--14.8%
Daelim Industrial	1,530	130,783
GS Engineering & Construction	1,840	168,028
Hanjin Heavy Industries & Construction	4,170	130,624
Hyundai Motor	910	66,674
Kookmin Bank, ADR	3,200	285,888
Korea Exchange Bank	8,690	125,033
LG	4,050	133,746
LG.Philips LCD, ADR	8,700 a	140,592
Mirae Asset Rights	450 a	8,601

Mirae Asset Securities	1,959		141,452
Orion	501		122,091
POSCO, ADR	1,800		166,860
Samsung Electronics	251		151,120
Samsung Electronics, GDR (Common)	706 b		211,976
Samsung Electronics, GDR (Preferred)	498 b		114,540
Shinsegae	139		79,998
			2,178,006
Taiwan--14.5%
Advanced Semiconductor Engineering	42,000 a		49,097
Au Optronics	70,000		99,506
Cathay Financial Holding	89,889		191,898
Cathay Financial Holding, GDR	1,000		21,250
China Steel	70,000		76,661
Delta Electronics	18,000		57,397
Gemtek Technology	35,693		86,059
HON HAI Precision Industry	23,200		158,047
MediaTek	8,300		90,770
Morgan Stanley Capital International Taiwan Index
(warrants 10/30/07)	35,342 a		332,844
NAN YA Plastic	40,000		67,574
President Chain Store	65,000		155,562
SinoPac Financial Holdings	133,000		66,568
Taiwan Fertilizer	42,000		75,959
Taiwan Semiconductor Manufacturing, ADR	45,000		499,500
U-Ming Marine Transport	31,000		45,553
Vanguard International Semiconductor	70,000		56,519
			2,130,764
Thailand--4.0%
Bangkok Bank Public, NVDR	47,800		153,129
Banpu Public	22,200		122,010
PTT	30,000		183,395
Siam Commercial Bank	72,000		139,662
			598,196
United States--5.6%
iShares MSCI Emerging Markets Index Fund	5,320		587,860
Southern Copper	3,368		237,107
			824,967
Total Common Stocks
(cost $13,082,152)			14,327,742

Preferred Stocks--1.3%

Brazil
Bradespar	2,800		79,057
Investimentos Itau	22,100		118,651
Total Preferred Stocks
(cost $130,383)			197,708

Other Investment--.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $100,000)	100,000	[c]	100,000

Total Investments (cost $13,312,535)	98.9%		14,625,450
Cash and Receivables (Net)	1.1%		163,922
Net Assets	100.0%		14,789,372

ADR - American Depository Receipts
GDR - Global Depository Receipts
a Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $357,416 or 2.4% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)